Summary of Significant Accounting Policies - Additional Information (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Employee benefit plan, fees charged to participants for administrative and operating expenses	$ 0
Employee benefit plan, fee charged for each loan taken by participant	75
Employee benefit plan, self-directed brokerage account, annual fee charged	50
Employee benefit plan, self-directed brokerage account, fee charged per quarter	12.5
Employee benefit plan, redemption fee	50
Employee benefit plan, QDRO Fee	$ 300